DISCONTINUED OPERATIONS Details 1 (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Investment Holdings [Line Items]
Investment Owned, Balance, Shares	0
Bucyrus | Common Stock
Investment Holdings [Line Items]
Shares Sold of Available-for-sale Securities, Equity	5,800,000
Proceeds from Sale of Available-for-sale Securities, Equity	$ 531.8
Available-for-sale Securities, Gross Realized Gain (Loss), Excluding Other than Temporary Impairments	$ 167.8